ORDINARY SHARES (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2021	Dec. 31, 2018
ORDINARY SHARES AND PREFERRED SHARES
Common stock, Authorized (in shares)	5,000,000,000	5,000,000,000
Common stock, Par Value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, Issued (in shares)	315,433,018	309,833,035
Common stock, outstanding (in shares)	310,486,975	304,453,780
Ordinary shares.
ORDINARY SHARES AND PREFERRED SHARES
Common stock, Par Value (in dollars per share)	$ 0.00001
Common stock, Issued (in shares)	310,486,975	304,453,780	293,420,800		287,652,707
Common stock, outstanding (in shares)	310,486,975
Shares issued (in shares)	6,033,212	11,032,980	5,768,093
Class A ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Common stock, outstanding (in shares)	270,666,389	264,633,194
Class B ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Common stock, outstanding (in shares)	39,820,586	39,820,586
ADS
ORDINARY SHARES AND PREFERRED SHARES
Stock Repurchase Program, Authorized Amount				$ 200
ADS | IPO
ORDINARY SHARES AND PREFERRED SHARES
Common stock, Par Value (in dollars per share)		$ 0.00001
Shares issued (in shares)		304,453,780